RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

Due to related parties

During the six months ended June 30, 2025 and 2024, the Company borrowed an aggregate of $41,266 and $177,564, proceeds from Mr. Heng Fei Yang, the Company’s CEO and sole director. The Company repaid $157,185 during the six months ended June 30, 2025 and $0 in the same period in 2024. These loans are unsecured, interest-free, and repayable on demand. As of June 30, 2025 and December 31, 2024, the outstanding loan balance was $619,277 and $734,095, respectively.

Advances from related parties

On April 18, 2023, the Company entered into a sale agreement with Suzhou Aixi Health Technology Co., Ltd. (“Aixi”) to sell 100 sets of granphene based sauna rooms for approximately $253,000. The related products were delivered and sold in 2024. The Company collected $0 and $95,414 as advances from Aixi during the six months ended June 30, 2025 and 2024. As of June 30, 2025 and December 31, 2024, the ending balance was $0.

NOTE 3 – RELATED PARTY TRANSACTIONS

Due to related parties

During the years ended December 31, 2024, and 2023, the Company received total loan proceeds of $644,366 and $130,943, respectively, from Mr. Heng Fei Yang, the Company’s CEO. The Company repaid $0 in 2024 and $78,281 in 2023. These loans are unsecured, interest-free, and repayable on demand. As of December 31, 2024, and 2023, the outstanding loan balance was $734,095 and $97,138, respectively.

Transactions with related parties

Suzhou Aixi Health Technology Co., Ltd. (“Aixi”) and the Company is under the common control of Mr. Heng Fei Yang. On April 18, 2023, the Company entered into a sales agreement with Aixi for the sale of 100 graphene-based sauna rooms, valued at approximately $253,000. As of December 31, 2023, the Company had received advance payments totaling $155,135 from Aixi. Accordingly, the Company reported $155,135 as advances from customers – related parties and $0 as accounts receivable – related party as of December 31, 2023.

As of December 31, 2024, the Company reported $0 in advances and $14,632 as account receivable from Aixi. During the years ended December 31, 2024 and 2023, the Company recorded sales to Aixi of $587,144 and $0, respectively.

The major shareholder of Shanghai Shengji Trade Co., Ltd. (“Shengji”) was a member of the Company’s management team. On June 20, 2023, the Company entered into a sales agreement with Shengji for the sale of 100 graphene-based sauna rooms, valued at approximately $253,000. As of December 31, 2023, the Company had collected $211,784 in advance payments from Shengji. The related products were delivered and recognized as sales in 2024. As a result, the Company reported $211,784 as advances from customers – related parties as of December 31, 2023, and $0 as of December 31, 2024. During the years ended December 31, 2024 and 2023, the Company recorded sales to Shengji of $56,291 and $0 , respectively.